Investments (Tables)	3 Months Ended
Mar. 31, 2026
Investments, Debt and Equity Securities [Abstract]
Schedule of Debt Securities, Available-for-Sale
The following table summarizes the fair value of fixed maturity investments:

	March 31, 2026
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$498.1	$3.9	$(0.9)	$501.1
Agencies	3.8	—	—	3.8
Non-U.S. government	43.4	0.4	(0.1)	43.7
Corporate bonds	1,621.6	18.9	(2.6)	1,637.9
Residential mortgage-backed	270.4	3.7	(0.1)	274.0
Commercial mortgage-backed	4.6	—	(0.1)	4.5
Other asset-backed securities	198.0	1.1	(0.8)	198.3
Total fixed maturity securities	$2,639.9	$28.0	$(4.6)	$2,663.3

	December 31, 2025
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$477.8	$6.6	$(0.2)	$484.2
Agencies	6.9	—	—	6.9
Non-U.S. government	46.6	0.6	—	47.2
Corporate bonds	1,616.8	35.7	(0.3)	1,652.2
Residential mortgage-backed	244.3	5.6	—	249.9
Commercial mortgage-backed	1.0	—	—	1.0
Other asset-backed securities	197.2	1.9	(0.1)	199.0
Total fixed maturity securities	$2,590.6	$50.4	$(0.6)	$2,640.4
The composition of the fair values of fixed maturity securities by credit rating is as follows:

	March 31, 2026		December 31, 2025
	Fair Value	%	Fair Value	%
AAA	$195.3	7%	$216.1	9%
AA	932.9	35%	891.2	34%
A	1,075.8	40%	1,118.8	42%
BBB	416.6	16%	382.8	14%
Below BBB	42.7	2%	31.5	1%
Total fixed maturity securities	$2,663.3	100%	$2,640.4	100%
The contractual maturities for fixed maturity securities are listed in the following table:

	March 31, 2026		December 31, 2025
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$273.4	$274.2	$233.0	$234.2
Due after one year through five years	1,404.2	1,418.9	1,503.5	1,532.4
Due after five years through ten years	582.0	587.6	520.3	534.3
Due after ten years	380.3	382.6	333.8	339.5
Total fixed maturity securities	$2,639.9	$2,663.3	$2,590.6	$2,640.4
The Company’s short-term investments consist of U.S. Treasuries, corporate bonds and other asset-backed securities with maturities of 90 days or greater but less than one year at the time of purchase:

	March 31, 2026
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$165.3	$—	$(0.1)	$165.2
Corporate bonds	1.7	—	—	1.7
Total short-term investments	$167.0	$—	$(0.1)	$166.9

	December 31, 2025
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$109.9	$—	$—	$109.9
Corporate bonds	1.0	—	—	1.0
Other asset-backed securities	0.4	—	—	0.4
Total short-term investments	$111.3	$—	$—	$111.3
The composition of the fair values of short-term investments by credit rating is as follows:

	March 31, 2026		December 31, 2025
	Fair Value	%	Fair Value	%
AAA	$—	—%	$0.4	—%
AA	165.2	99%	109.9	99%
A	1.2	1%	0.7	1%
BBB and below	0.5	—%	0.3	—%
Total short-term investments	$166.9	100%	$111.3	100%

Schedule of Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
The following table summarizes, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available-for-sale portfolio:

	March 31, 2026
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$168.0	$(0.9)	$—	71
Non-U.S. government	5.3	—	(0.1)	3
Corporate bonds	221.3	(2.6)	—	381
Residential mortgage-backed	9.9	(0.1)	—	4
Commercial mortgage-backed	2.8	(0.1)	—	6
Other asset-backed securities	75.8	(0.6)	(0.2)	77
Total	$483.1	$(4.3)	$(0.3)	542

	December 31, 2025
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$50.1	$(0.1)	$(0.1)	49
Non-U.S. government	5.3	—	—	3
Corporate bonds	53.3	(0.3)	—	132
Residential mortgage-backed	2.2	—	—	1
Other asset-backed securities	25.3	(0.1)	—	30
Total	$136.2	$(0.5)	$(0.1)	215

Schedule of Debt Securities, Available-for-Sale, Allowance for Credit Loss
The following table provides a roll forward of the allowance for expected credit losses of the Company’s securities classified as available-for-sale:

	Three months ended
	March 31, 2026	March 31, 2025
Balance at beginning of period	$0.6	$5.9
Expected credit losses on securities where credit losses were not previously recognized	2.2	0.5
Additions/(reductions) for expected credit losses on securities where credit losses were previously recognized	0.1	(4.4)
Securities sold/redeemed/matured	(0.1)	(0.1)
Balance at end of period	$2.8	$1.9

Schedule of Other Investments Not Readily Marketable
The following table provides a summary of the Company’s other investments by investment strategy:

	March 31, 2026		December 31, 2025
	Fair Value	%	Fair Value	%
Fixed income funds	$251.3	41%	$243.0	50%

Hedge funds
Credit	25.4	4%	25.0	5%
Global macro	47.1	8%	41.6	9%
Long/short	173.9	29%	67.4	14%
Multi-strategy and event-driven	97.7	16%	96.8	20%
Total hedge funds	344.1	57%	230.8	48%

Private credit funds	12.1	2%	11.9	2%
Total other investments	$607.5	100%	$485.7	100%

Schedule of Investment Income
The components of net investment return are as follows:

	Three Months Ended
	March 31, 2026	March 31, 2025
Net interest and dividend income	$45.4	$51.3
Investment expenses	(1.7)	(1.8)
Net investment income	43.7	49.5
Net realized gains on fixed maturity securities, available-for-sale	—	0.8
Net realized gain on derivatives	0.1	—
Net realized and unrealized gains on other investments	0.5	1.1
Change in provision for expected credit losses	(2.2)	4.0
Net realized and unrealized investment gains/(losses)	(1.6)	5.9
Total realized and unrealized investments gains/(losses) and net investment income	$42.1	$55.4